GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible assets
Goodwill recorded related to midstream segment as a result of acquisition of the assets of TransTex Gas Services, LP		$ 30,600,000
Discount rate (as a percent)	13.00%	13.00%
Useful lives of intangible assets	8 years 6 months 15 days	8 years 6 months 15 days
Intangible assets [Roll Forward]
Intangible assets, at beginning of the period	10,492,000	0
Total intangible assets		10,492,000
Intangible assets, net of accumulated amortization		3,345,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013		1,964,000
2014		1,810,000
2015		837,000
2016		513,000
2017		513,000
Thereafter		8,981,000
Customer relationships
Intangible assets
Useful lives of intangible assets		12 years 6 months
Intangible assets [Roll Forward]
Additions acquired through acquisition		5,434,000
Accumulated amortization		(326,000)
Trademark
Intangible assets
Useful lives of intangible assets		11 years
Intangible assets [Roll Forward]
Additions acquired through acquisition		859,000
Accumulated amortization		(58,000)
Existing contracts
Intangible assets
Useful lives of intangible assets		2 years 10 months 24 days
Intangible assets [Roll Forward]
Additions acquired through acquisition		4,199,000
Accumulated amortization		$ (1,127,000)